Finance Income and Costs - Details of Interest Expenses Included in Finance Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Interest expense on borrowings	₩ 25,736	₩ 66,188	₩ 116,397
Interest expense on debentures	217,475	224,144	225,309
Others	85,096	52,010	57,470
Interest expense	₩ 328,307	₩ 342,342	₩ 399,176